Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2023
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

Note 24:- Supplementary Financial Statement Information

a.	Composition of non-controlling interest in material partially-owned subsidiaries:

	December 31,
	2023	2022
Matrix IT and its subsidiaries	$176,092	$155,886
Sapiens and its subsidiaries	341,124	316,319
Magic Software and its subsidiaries	162,395	151,253
Other	2,812	1,291
	$682,423	$625,049

b.(1) Revenue by products and services was as follows:

	Year ended December 31,
	2023	2022	2021

Proprietary software and related services	$693,426	$659,470	$632,986
Other products and third party	503,327	494,344	472,045
Services	1,424,150	1,418,543	1,299,345
	$2,620,903	$2,572,357	$2,404,376

b.(2) Revenue by timing of revenue recognition was as follows:

	Year ended December 31,
	2023	2022	2021

Products and services transferred over time	$2,246,470	$2,251,416	$2,072,841
Products transferred at a point in time	374,433	320,941	331,535
	$2,620,903	$2,572,357	$2,404,376

c.	Selling, marketing, general and administrative expenses:

	Year ended December 31,
	2023	2022	2021
Wages and related expenses	$223,351	$214,118	$200,435
Depreciation and amortization	51,632	49,556	46,479
Subcontractors	11,271	11,701	10,746
Advertising	16,959	19,412	15,598
Maintenance and other expenses	23,162	23,169	16,727
Total Selling, marketing, general and administrative expenses	$326,375	$317,956	$289,985

d.	The following table provides detailed breakdown of the Group’s financial income and expenses:

	Year ended December 31,
	2023	2022	2021
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$775	$1,081	$3,539
Interest expenses on loans and borrowings	18,540	9,837	6,249
Financial costs related to Debentures	3,928	3,775	6,948
Interest expenses attributed to IFRS 16	7,195	4,822	4,873
Derivatives loss	2,991	1,193	-
Bank charges, negative foreign exchange differences and other financial expenses	8,705	6,508	8,385
	$42,134	$27,216	$29,994

	Year ended December 31,
	2023	2022	2021
Financial income:
Income from marketable securities and embedded derivative	$-	$-	$3,338
PPP loan forgiveness	-	1,465	-
Interest income from deposits, positive foreign exchange differences and other financial income	13,800	5,821	2,651
	13,800	7,286	5,989

Financial expenses, net	$28,334	$19,930	$24,005

e.	Geographical information:

1)	The Group’s property and equipment is located as follows:
	December 31,
	2023	2022

Israel	$44,145	$45,994
United States	4,369	3,563
Europe	1,102	1,834
Japan	144	153
Other	3,171	3,427

Total	$52,931	$54,971

2)	Revenues:

The Group’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2023	2022	2021
Israel	$1,600,763	$1,571,035	$1,506,566
International:
United States	644,918	680,325	591,794
Europe	315,081	262,303	255,680
Africa	26,035	26,692	18,012
Japan	11,881	11,333	12,890
Other (mainly Asia pacific)	22,225	20,669	19,434
Total	$2,620,903	$2,572,357	$2,404,376

See Note 2(10) regarding the transaction prices allocated to performance.

f.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Group:

	Year ended December 31,
	2023	2022	2021
Numerator:
Basic earnings per share – net income attributable to equity holders of the Company	$64,014	$81,393	$54,585
Diluted earnings per share – net income attributable to equity holders of the Company	$63,878	$80,794	$53,974
Denominator:
Basic earnings per share – weighted average shares outstanding	15,301	15,296	15,290
Effect of dilutive securities	197	207	114

Diluted earnings per share – adjusted weighted average shares outstanding	15,498	15,503	15,404

Basic net earnings per share	4.19	5.31	3.57

Diluted net earnings per share	4.12	5.21	3.50